Note 11 - Financial Risk Management	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of financial risk management [text block]
11.
    Financial risk management

The Company’s operations consist of the acquisition, exploration and development of projects primarily in the Americas. The Company examines the various financial risks to which it is exposed and assesses the impact and likelihood of occurrence. These risks may
include credit risk, liquidity risk, currency risk, interest rate risk and other price risks. Where material, these risks are reviewed and monitored by the Board of Directors.

(a)     Credit risk

Counterparty credit risk is the risk that the financial benefits of contracts with a specific counterparty will be lost if a counterparty defaults on its obligations under the contract. This includes any cash amounts owed to the Company by those counterparties, less any amounts owed to the counterparty by the Company where a legal right of set-off exists and also includes the fair values of contracts with individual counterparties which are recorded in the financial statements.

(i)       Trade credit risk
The Company is in the exploration stage and has
not
yet commenced commercial production or sales. Therefore, the Company is not
exposed to significant trade credit risk and overall the Company’s credit risk has not
changed significantly from
December 31, 2016.

(ii)       Cash
In order to manage credit and liquidity risk the Company’s policy is to invest only in highly rated investment grade instruments backed by Canadian commercial banks.

(iii)        Mexican value added tax
As at
December 31, 2017,
the Company had a receivable of
$30
from the Mexican government for value added tax (
Note
4
). Management expects the balance to be fully recoverable within the year.

The Company’s maximum exposure to credit risk is the carrying value of its cash and term deposits, and accounts receivable, as follows:

	December 31, 2017	December 31, 2016
Cash and cash equivalents	$160,395	$83,347
Term deposits	-	55,000
Accounts receivable ( Note 4 )	160	628
	$160,555	$138,975

(b)     Liquidity risk

The Company has a planning and budgeting process in place to help determine the funds required to support the Company's normal operating requirements, its exploration and development plans, and its various optional property and other commitments (see
Notes
7
and
15
). The annual budget is approved by the Board of Directors. The Company ensures that there are sufficient cash balances to meet its short-term business requirements.

The Company's overall liquidity risk has
not
changed significantly from the prior year.

(c)     Currency risk

The Company is exposed to the financial risks related to the fluctuation of foreign exchange rates, both in the Mexican peso and Canadian dollar, relative to the US$. The Company does not
use any derivative instruments to reduce its exposure to fluctuations in foreign exchange rates. The Company is also exposed to inflation risk in Mexico.

Exposure to currency risk

As at
December 31, 2017,
the Company is exposed to currency risk through the following assets and liabilities denominated in currencies other than the functional currency of the applicable entity:

December 31, 2017 ( in US$ equivalent )	Mexican peso	Canadian dollar

Cash	$8	$2,286
Accounts receivable	30	27
Prepaid	3	-
Investments	-	3,096
Accounts payable	(96)	(438)
Net assets exposure	$(55)	$4,971

Mexican peso relative to the US$

Although the majority of operating expenses in Mexico are both determined and denominated in US$, an appreciation in the Mexican peso relative to the US$ will slightly increase the Company’s cost of operations in Mexico related to those operating costs denominated and determined in Mexican pesos. Alternatively, a depreciation in the Mexican peso relative to the US$ will decrease the Company’s cost of operations in Mexico related to those operating costs denominated and determined in Mexican pesos.

An appreciation/depreciation in the Mexican peso against the US$ will also result in a gain/loss to the extent that the Company holds net monetary assets (liabilities) in pesos. Specifically, the Company's foreign currency exposure is comprised of peso denominated cash, prepayments and value added taxes receivable, net of trade and other payables. The carrying amount of the Company’s net peso denominated monetary liabilities at
December 31, 2017
is
1,085
pesos (
December 31, 2016:
1,051
net pesos). A
10%
appreciation in the peso against the US$ would result in a loss at
December 31, 2017
of
$5
(
December 31, 2016:
$5
), while a
10%
depreciation in the peso relative to the US$ would result in an equivalent gain.

C$ relative to the US$

The Company is exposed to gains and losses from fluctuations in the C$ relative to the US$.

As general and administrative overheads in Canada are denominated in C$, an appreciation in the C$ relative to the US$ will increase the Company’s overhead costs as reported in US$. Alternatively, a depreciation in the C$ relative to the US$ will decrease the Company’s overhead costs as reported in US$.

An appreciation/depreciation in the C$ against the US$ will result in a gain/loss to the extent that MAG, the parent entity, holds net monetary assets (liabilities) in C$. The carrying amount of the Company’s net Canadian denominated monetary assets at
December 31, 2017
is
C$6,236
(
December 31, 2016:
C$11,842
). A
10%
appreciation in the C$ against the US$ would result in gain at
December 31, 2017
of
$497
(
December 31, 2016:
$882
) while a
10%
depreciation in the C$ relative to the US$ would result in an equivalent loss.

(d)     Interest rate risk

The Company’s interest revenue earned on cash is exposed to interest rate risk. A decrease in interest rates would result in lower relative interest income and an increase in interest rates would result in higher relative interest income.